Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Document Type	F-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Trading Symbol	OIBR
Entity Registrant Name	OI S.A. - In Judicial Reorganization
Entity Central Index Key	0001160846
Entity Emerging Growth Company	false